Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SIT Mutual Funds II Inc
Entity Central Index Key	0000746601
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000121593
Shareholder Report [Line Items]
Fund Name	Sit Quality Income Fund
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Quality Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Material Change Date	Mar. 31, 2025
AssetsNet	$ 135,566,167
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 256,860
InvestmentCompanyPortfolioTurnover	59.03%
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended March 31, 2025.
C000235257
Shareholder Report [Line Items]
Fund Name	Sit Quality Income Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Quality Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Material Change Date	Mar. 31, 2025
AssetsNet	$ 135,566,167
Holdings Count | Holding	172
Advisory Fees Paid, Amount	$ 256,860
InvestmentCompanyPortfolioTurnover	59.03%
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended March 31, 2025.
C000009601
Shareholder Report [Line Items]
Fund Name	Sit Tax-Free Income Fund
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Tax-Free Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Material Change Date	Mar. 31, 2025
AssetsNet	$ 156,025,947
Holdings Count | Holding	350
Advisory Fees Paid, Amount	$ 320,223
InvestmentCompanyPortfolioTurnover	26.81%
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended March 31, 2025.
C000229508
Shareholder Report [Line Items]
Fund Name	Sit Tax-Free Income Fund
Class Name	Class Y
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Tax-Free Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Material Change Date	Mar. 31, 2025
AssetsNet	$ 156,025,947
Holdings Count | Holding	350
Advisory Fees Paid, Amount	$ 320,223
InvestmentCompanyPortfolioTurnover	26.81%
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended March 31, 2025.
C000009602
Shareholder Report [Line Items]
Fund Name	Sit Minnesota Tax-Free Income Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Minnesota Tax-Free Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.80%
Material Change Date	Mar. 31, 2025
AssetsNet	$ 389,329,774
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 797,437
InvestmentCompanyPortfolioTurnover	10.29%
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended March 31, 2025.